Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Current assets
(i) Other receivables
(ii) Trade receivables	$ 3,344,995	$ 1,831,724	2,549,041
(iii) Cash and cash equivalents	85,108	311,810	4,103,822	$ 8,758
(iv) Others financial assets	3,335,539	2,804,625	819,936
b) Other current assets	2,341,220	1,652,936	1,729,168
Total current assets	8,821,353	6,326,046	9,201,967
Non-current assets
a) Property, plant and equipment, net			7,696,551
b) Capital work-in-process			977,728
c) Intangible assets and Goodwill	1,043,406	1,060,228	1,141,621
d) Intangible assets under development			3,836,627
e) Financial assets
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets	285,509	275,049	11,156
f) Other non-current assets	9,346,297	8,714,907	137,764
g) Deferred tax assets		103,746	14,242
Total non-current assets	21,917,588	20,559,778	13,815,689
Asset held for sale
Total assets	30,738,941	26,885,824	23,017,656
a) Financial liabilities
(i) Borrowings	4,759,545	3,889,131	365,871
(ii) Trade payables	8,651,307	6,802,780	7,398,207
(iii) Other financial liabilities	2,084,687	1,715,060	1,859,025
b) Employee benefits obligation	209	212	173
c) Other current liabilities	3,190,041	2,452,190	1,131,883
b) Customer acquisation payable	94,293
d) Provisions
e) Current tax liability			284,892
Total current liabilities	19,014,035	15,258,547	11,040,051
a) Financial liabilities
(i) Borrowings			13,908
(ii) Other financial liabilities	291,862	321,749	16,206
b) Customer acquisition payable, net of current portion
c) Employee benefits obligations	87,048	72,456	60,961
d) Provisions
e) Deferred tax liability			359,156
Total non-current liabilities	752,316	882,749	450,231
Total liabilities	19,766,351	16,141,296	11,490,282
Commitments and contingencies	8,894,024	8,911,022	9,650,560
Equity
a) Equity share capital	416,688	375,766	375,766
b) Other equity	7,803,687	7,830,284	9,089,507
Equity attributable to owners of the Company	8,220,375	8,206,050	9,465,273
Non-controlling interests	2,752,215	2,538,478	2,062,101
Total equity	10,972,590	10,744,528	11,527,374	$ 12,208,774
Liabilities directly associated with the assets held for sale
Total liabilities and equity	$ 30,738,941	$ 26,885,824	23,017,656
Total Impact of Restatement [Member]
Current assets
a) Financial assets
(i) Other receivables			(54,343,241)
(ii) Trade receivables			2,549,041
(iii) Cash and cash equivalents			91,651
(iv) Others financial assets			819,629
b) Other current assets			1,488,991
Total current assets			(49,393,929)
Non-current assets
a) Property, plant and equipment, net			7,696,551
b) Capital work-in-process			977,728
c) Intangible assets and Goodwill			(28,494,150)
d) Intangible assets under development
e) Financial assets
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets			11,156
f) Other non-current assets			(1,209,797)
g) Deferred tax assets			(110,779)
Total non-current assets			(21,129,291)
Asset held for sale
Total assets			(70,523,220)
a) Financial liabilities
(i) Borrowings			328,209
(ii) Trade payables			6,847,101
(iii) Other financial liabilities			1,055,100
b) Employee benefits obligation			173
c) Other current liabilities			(7,484,463)
b) Customer acquisation payable			(27,104,338)
d) Provisions
e) Current tax liability			(3,498,547)
Total current liabilities			(29,856,765)
a) Financial liabilities
(i) Borrowings			13,908
(ii) Other financial liabilities			16,206
b) Customer acquisition payable, net of current portion			(27,104,338)
c) Employee benefits obligations			60,961
d) Provisions
e) Deferred tax liability			(1,206,418)
Total non-current liabilities			(28,219,681)
Total liabilities			(58,076,446)
Commitments and contingencies			9,650,560
Equity
a) Equity share capital
b) Other equity			(14,506,968)
Equity attributable to owners of the Company			(14,506,968)
Non-controlling interests			2,060,194
Total equity			(12,446,774)
Liabilities directly associated with the assets held for sale
Total liabilities and equity			(70,523,220)
Previously Reported [Member]
Current assets
(i) Other receivables			54,343,241
(ii) Trade receivables
(iii) Cash and cash equivalents			4,012,171
(iv) Others financial assets			307
b) Other current assets			240,177
Total current assets			58,595,896
Non-current assets
a) Property, plant and equipment, net
b) Capital work-in-process
c) Intangible assets and Goodwill			29,635,771
d) Intangible assets under development			3,836,627
e) Financial assets
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets
f) Other non-current assets			1,347,561
g) Deferred tax assets			125,021
Total non-current assets			34,944,980
Asset held for sale
Total assets			93,540,876
a) Financial liabilities
(i) Borrowings			37,662
(ii) Trade payables			551,106
(iii) Other financial liabilities			803,925
b) Employee benefits obligation
c) Other current liabilities			8,616,346
b) Customer acquisation payable			27,104,338
d) Provisions
e) Current tax liability			3,783,439
Total current liabilities			40,896,816
a) Financial liabilities
(i) Borrowings
(ii) Other financial liabilities
b) Customer acquisition payable, net of current portion			27,104,338
c) Employee benefits obligations
d) Provisions
e) Deferred tax liability			1,565,574
Total non-current liabilities			28,669,912
Total liabilities			69,566,728
Commitments and contingencies
Equity
a) Equity share capital			375,766
b) Other equity			23,596,475
Equity attributable to owners of the Company			23,972,241
Non-controlling interests			1,907
Total equity			23,974,148
Liabilities directly associated with the assets held for sale
Total liabilities and equity			93,540,876
Modification of Reachnet Agreement [Member]
Current assets
(i) Other receivables			(54,343,241)
(iv) Others financial assets			367,517
Total current assets			(53,975,724)
Non-current assets
c) Intangible assets and Goodwill			(29,563,079)
e) Financial assets
f) Other non-current assets			(1,347,561)
g) Deferred tax assets			(110,779)
Total non-current assets			(31,021,419)
Asset held for sale
Total assets			(84,997,143)
a) Financial liabilities
(iii) Other financial liabilities			(786,526)
c) Other current liabilities			(8,614,526)
b) Customer acquisation payable			(27,104,338)
e) Current tax liability			(3,783,439)
Total current liabilities			(40,288,829)
a) Financial liabilities
b) Customer acquisition payable, net of current portion			(27,104,338)
e) Deferred tax liability			(1,565,574)
Total non-current liabilities			(28,669,912)
Total liabilities			(68,958,741)
Equity
b) Other equity			(16,038,402)
Equity attributable to owners of the Company			(16,038,402)
Total equity			(16,038,402)
Liabilities directly associated with the assets held for sale
Total liabilities and equity			(84,997,143)
Accusation of Sri Sai [Member]
Current assets
(ii) Trade receivables			2,549,041
(iii) Cash and cash equivalents			91,651
(iv) Others financial assets			452,112
b) Other current assets			1,488,991
Total current assets			4,581,795
Non-current assets
a) Property, plant and equipment, net			7,696,551
b) Capital work-in-process			977,728
c) Intangible assets and Goodwill			1,068,929
e) Financial assets
(ii) other non-current financial assets			11,156
f) Other non-current assets			137,764
g) Deferred tax assets
Total non-current assets			9,892,128
Asset held for sale
Total assets			14,473,923
a) Financial liabilities
(i) Borrowings			328,209
(ii) Trade payables			6,847,101
(iii) Other financial liabilities			1,841,626
b) Employee benefits obligation			173
c) Other current liabilities			1,130,063
b) Customer acquisation payable
e) Current tax liability			284,892
Total current liabilities			10,432,064
a) Financial liabilities
(i) Borrowings			13,908
(ii) Other financial liabilities			16,206
b) Customer acquisition payable, net of current portion
c) Employee benefits obligations			60,961
e) Deferred tax liability			359,156
Total non-current liabilities			450,231
Total liabilities			10,882,295
Commitments and contingencies			9,650,560
Equity
a) Equity share capital
b) Other equity			1,531,434
Equity attributable to owners of the Company			1,531,434
Non-controlling interests			2,060,194
Total equity			3,591,628
Liabilities directly associated with the assets held for sale
Total liabilities and equity			$ 14,473,923